Expense Example - Institutional Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26